Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2022				$ 4,243,794
Shareholders' capital
Vesting of equity based awards	$ 23,575	$ (23,575)
Equity based compensation	11,242	31,514
Share-settled dividends on vested equity based awards	1,179		$ (1,179)
Repurchase of shares	(137,224)		42,096	94,838
Balance, end of year at Dec. 31, 2023				4,142,566
Balance, beginning of year at Dec. 31, 2022				35,409
Contributed surplus
Equity based compensation	11,242	31,514
Vesting of equity based awards	23,575	(23,575)
Balance, end of year at Dec. 31, 2023				43,348
Balance, beginning of year at Dec. 31, 2022				123,505
Accumulated other comprehensive income.
Currency translation adjustments				(16,468)
Hedge accounting reserve				6,357
Fair value adjustment on investment in securities, net of tax				(4,092)
Balance, end of year at Dec. 31, 2023				109,302
Balance, beginning of year at Dec. 31, 2022				(1,001,650)
Deficit
Net loss			(237,587)	(237,587)
Dividends declared			(65,248)
Share-settled dividends on vested equity based awards	1,179		(1,179)
Repurchase of shares	(137,224)		42,096	94,838
Balance, end of year at Dec. 31, 2023				(1,263,568)
Deficit
Total shareholders' equity				3,031,648
Vesting of equity based awards	12,707	(12,707)
Equity based compensation	985	14,584
Share-settled dividends on vested equity based awards	1,382		(1,382)
Repurchase of shares	(238,742)		98,035	140,707
Balance, end of year at Dec. 31, 2024				3,918,898
Contributed surplus
Equity based compensation	985	14,584
Vesting of equity based awards	12,707	$ (12,707)
Balance, end of year at Dec. 31, 2024				45,225
Accumulated other comprehensive income.
Currency translation adjustments				23,004
Hedge accounting reserve				5,284
Fair value adjustment on investment in securities, net of tax				(1,743)
Balance, end of year at Dec. 31, 2024				135,847
Deficit
Net loss			(46,739)	(46,739)
Dividends declared			(75,327)
Share-settled dividends on vested equity based awards	1,382		(1,382)
Repurchase of shares	$ (238,742)		$ 98,035	140,707
Balance, end of year at Dec. 31, 2024				(1,288,981)
Deficit
Total shareholders' equity				$ 2,810,989